Financial instruments disclosures - Carrying Amounts And Fair Values (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Carrying Value
Current borrowings and bank overdrafts	$ (313)	$ (720)
Non-current borrowings	(12,291)	(12,086)
Total	(12,604)	(12,806)
Fair Value
Current borrowings and bank overdrafts	(313)	(720)
Non-current borrowings	(14,413)	(13,958)
Total	$ (14,726)	$ (14,678)